Financial Risk Management - Summary of Impact on Profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro for US Dollar functional currency (Detail) - 10% strengthening US Dollar/Euro [member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	€ (8)
Effect on pretax equity	€ 11